Award Timing Disclosure	12 Months Ended
Sep. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
As part of its continued monitoring of and response to trends and developments with respect to equity award grant practices, the Committee has established an Equity Award Grant Policy. The policy describes the Company’s delegated authority to grant equity awards, codifies pre-existing equity award practices, and establishes standardized schedules for granting equity awards. Under the Equity Award Grant Policy, annual equity awards, including the Company’s annual option, RSU and PSU awards, will generally have a grant date of the first business day of December and any off-cycle or special equity awards will generally have a grant date of the second business day following the next quarterly earnings release after the date of approval of such award. The Committee’s objective in adopting the policy was to establish standard, predetermined practices to avoid any actual or perceived market timing of equity awards and to ensure the Company maintains appropriate policies and practices with respect to equity award grants. The Committee may, however, modify or make exceptions to the general timing parameters in the policy based on special circumstances, the needs of the business or other appropriate considerations.
Neither the Committee nor our Chief Executive Officer considers material nonpublic information in determining the timing and terms of equity-based awards, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	annual equity awards, including the Company’s annual option, RSU and PSU awards, will generally have a grant date of the first business day of December and any off-cycle or special equity awards will generally have a grant date of the second business day following the next quarterly earnings release after the date of approval of such award.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Neither the Committee nor our Chief Executive Officer considers material nonpublic information in determining the timing and terms of equity-based awards,
MNPI Disclosure Timed for Compensation Value	false